Other income and expenses, net (Tables)	6 Months Ended
Jun. 30, 2022
Other Income And Expenses Net
Other income and expenses, net include the following

Other income and expenses, net include the following:

	Six months ended June 30,
€ in thousand	2022	2021
Research and development tax credit	6,770	9,635
Grant income	89	1,145
Profit/(loss) on disposal of fixed assets, net	(46)	(21)
Taxes, duties, fees, charges, other than income tax	(227)	(133)
Miscellaneous income/(expenses), net	(2,989)	(237)
Other income and expenses, net	3,597	10,389